Borrowings (Details) - Schedule of borrowings - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Borrowings Abstract
Bonds	$ 187,014,715		$ 171,343,445	$ 176,925,643	$ 182,781,617
Secured term loans		86,435,137
Promissory notes		2,265,000
Total	$ 187,014,715	$ 88,700,137	$ 173,522,182	$ 179,302,447	$ 182,781,617